Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Table Text Block [Abstract]
Schedule of Debt [Table Text Block]

Loan	Original Debt Amount	Monthly Payment	Balance as of 6/30/23	Lender		Interest Rate	Loan Maturity
MVP Clarksburg Lot	$476	I/O	$379	Vestin Realty Mortgage II		7.50%	8/25/2023
MVP Milwaukee Old World	$771	I/O	$1,871	Vestin Realty Mortgage II		7.50%	8/25/2023
MVP Milwaukee Clybourn	$191	I/O	$191	Vestin Realty Mortgage II		7.50%	8/25/2023
MVP Cincinnati Race Street, LLC	$2,550	I/O	$3,450	Vestin Realty Mortgage II		7.50%	8/25/2023
Minneapolis Venture	$2,000	I/O	$4,000	Vestin Realty Mortgage II		7.50%	8/25/2023
MVP Memphis Poplar (3)	$1,800	I/O	$1,800	LoanCore		5.38%	3/6/2024
MVP St. Louis (3)	$3,700	I/O	$3,700	LoanCore		5.38%	3/6/2024
Mabley Place Garage, LLC	$9,000	$44	$7,532	Barclays		4.25%	12/6/2024
322 Streeter Holdco LLC	$25,900	$130	$25,015	American National Insurance Co.		3.50%	3/1/2025
MVP Houston Saks Garage, LLC	$3,650	$20	$2,907	Barclays Bank PLC		4.25%	8/6/2025
Minneapolis City Parking, LLC	$5,250	$29	$4,302	American National Insurance, of NY		4.50%	5/1/2026
MVP Bridgeport Fairfield Garage, LLC	$4,400	$23	$3,598	FBL Financial Group, Inc.		4.00%	8/1/2026
West 9th Properties II, LLC	$5,300	$30	$4,421	American National Insurance Co.		4.50%	11/1/2026
MVP Fort Worth Taylor, LLC	$13,150	$73	$11,000	American National Insurance, of NY		4.50%	12/1/2026
MVP Detroit Center Garage, LLC	$31,500	$194	$27,160	Bank of America		5.52%	2/1/2027
MVP St. Louis Washington, LLC (1)	$1,380	$8	$1,258	KeyBank	*	4.90%	5/1/2027
St. Paul Holiday Garage, LLC (1)	$4,132	$24	$3,764	KeyBank	*	4.90%	5/1/2027
Cleveland Lincoln Garage, LLC (1)	$3,999	$23	$3,643	KeyBank	*	4.90%	5/1/2027
MVP Denver Sherman, LLC (1)	$286	$2	$260	KeyBank	*	4.90%	5/1/2027
MVP Milwaukee Arena Lot, LLC (1)	$2,142	$12	$1,951	KeyBank	*	4.90%	5/1/2027
MVP Denver 1935 Sherman, LLC (1)	$762	$4	$694	KeyBank	*	4.90%	5/1/2027
MVP Louisville Broadway Station, LLC (2)	$1,682	I/O	$1,682	Cantor Commercial Real Estate	**	5.03%	5/6/2027
MVP Whitefront Garage, LLC (2)	$6,454	I/O	$6,454	Cantor Commercial Real Estate	**	5.03%	5/6/2027
MVP Houston Preston Lot, LLC (2)	$1,627	I/O	$1,627	Cantor Commercial Real Estate	**	5.03%	5/6/2027
MVP Houston San Jacinto Lot, LLC (2)	$1,820	I/O	$1,820	Cantor Commercial Real Estate	**	5.03%	5/6/2027
St. Louis Broadway, LLC (2)	$1,671	I/O	$1,671	Cantor Commercial Real Estate	**	5.03%	5/6/2027
St. Louis Seventh & Cerre, LLC (2)	$2,057	I/O	$2,057	Cantor Commercial Real Estate	**	5.03%	5/6/2027
MVP Indianapolis Meridian Lot, LLC (2)	$938	I/O	$938	Cantor Commercial Real Estate	**	5.03%	5/6/2027
St Louis Cardinal Lot DST, LLC	$6,000	I/O	$6,000	Cantor Commercial Real Estate	**	5.25%	5/31/2027
MVP Preferred Parking, LLC	$11,330	$66	$11,143	Key Bank	**	5.02%	8/1/2027
Less unamortized loan issuance costs			$(613)

			$145,675

Loan (4)	Original Debt Amount	Monthly Payment	Balance as of 12/31/22	Lender	Term (in Years)		Interest Rate	Loan Maturity
MVP Milwaukee Old World	$771	I/O	$1,871	Vestin Realty Mortgage II	1		7.50%	8/25/2023
Minneapolis Venture	$2,000	I/O	$4,000	Vestin Realty Mortgage II	1		7.50%	8/25/2023
MVP Milwaukee Clybourn	$191	I/O	$191	Vestin Realty Mortgage II	1		7.50%	8/25/2023
MVP Clarksburg Lot	$476	I/O	$379	Vestin Realty Mortgage II	1		7.50%	8/25/2023
MVP Cincinnati Race Street	$2,550	I/O	$3,450	Vestin Realty Mortgage II	1		7.50%	8/25/2023
MVP Memphis Poplar (3)	$1,800	I/O	$1,800	LoanCore	5		5.38%	3/6/2024
MVP St. Louis (3)	$3,700	I/O	$3,700	LoanCore	5		5.38%	3/6/2024
Mabley Place Garage	$9,000	$44	$7,635	Barclays	10		4.25%	12/6/2024
322 Streeter Holdco	$25,900	$130	$25,352	American National Insurance Co.	5	*	3.50%	3/1/2025
MVP Houston Saks Garage	$3,650	$20	$2,963	Barclays Bank PLC	10		4.25%	8/6/2025
Minneapolis City Parking	$5,250	$29	$4,379	American National Insurance, of NY	10		4.50%	5/1/2026
MVP Bridgeport Fairfield Garage	$4,400	$23	$3,664	FBL Financial Group, Inc.	10		4.00%	8/1/2026
West 9th Properties II	$5,300	$30	$4,497	American National Insurance Co.	10		4.50%	11/1/2026
MVP Fort Worth Taylor	$13,150	$73	$11,189	American National Insurance, of NY	10		4.50%	12/1/2026
MVP Detroit Center Garage	$31,500	$194	$27,625	Bank of America	10		5.52%	2/1/2027
MVP Denver Sherman (1)	$286	$2	$264	KeyBank	10	*	4.90%	5/1/2027
MVP Milwaukee Arena Lot (1)	$2,142	$12	$1,977	KeyBank	10	*	4.90%	5/1/2027
MVP Denver 1935 Sherman (1)	$762	$4	$703	KeyBank	10	*	4.90%	5/1/2027
MVP St. Louis Washington (1)	$1,380	$24	$1,274	KeyBank	10	*	4.90%	5/1/2027
St. Paul Holiday Garage (1)	$4,132	$8	$3,814	KeyBank	10	*	4.90%	5/1/2027
Cleveland Lincoln Garage (1)	$3,999	$23	$3,691	KeyBank	10	*	4.90%	5/1/2027
MVP Indianapolis Meridian Lot (2)	$938	I/O	$938	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Louisville Broadway Station (2)	$1,682	I/O	$1,682	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Whitefront Garage (2)	$6,454	I/O	$6,454	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Houston Preston Lot (2)	$1,627	I/O	$1,627	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
MVP Houston San Jacinto Lot (2)	$1,820	I/O	$1,820	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St. Louis Broadway (2)	$1,671	I/O	$1,671	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St. Louis Seventh & Cerre (2)	$2,057	I/O	$2,057	Cantor Commercial Real Estate	10	**	5.03%	5/6/2027
St Louis Cardinal Lot DST	$6,000	I/O	$6,000	Cantor Commercial Real Estate	10		5.25%	5/31/2027
MVP Preferred Parking	$11,330	$66	$11,257	Key Bank	10	**	5.02%	8/1/2027
Less unamortized loan issuance costs			$(974)

			$146,948

Schedule of Maturities of Long-Term Debt [Table Text Block]

2023 (remainder)	$11,414
2024	16,012
2025	29,091
2026	22,708
2027	67,063
Thereafter	—

Total	$146,288

2023	$13,048
2024	16,012
2025	29,091
2026	22,708
2027	67,063
Thereafter	—

Total	$147,922